Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands		2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 12, 2012	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Percentage of revenues					16.00%	20.00%
Antidilutive securities excluded from computation of earnings per share, amount			3,510,199	3,927,132	3,685,379	3,417,463	3,502,079	3,890,059
Foreign currency transaction gain loss before tax					$ 2,266	$ 3,373	$ 10,059	$ 10,790
Shipping and handling costs					6,927	5,105
Maximum of short term maturity term							90 days
Allowance for doubtful accounts receivable		$ 32					$ 32	110	$ 403
Inventory valuation reserves								292
Warrant exercised							2,428,494
Cash payments for expenses amount					11,690		$ 5,765	5,000
Number of underlying warrants and options exercised		803,468					500,000
Shares issued during period, options and underlying warrants exercised		592,656					592,656
Concentration risk, percentage							22.00%
Value added tax, percentage							16.00%
Sales tax, percentage							0.70%
Other nonoperating income (expense), total			$ (56)	$ 1,417	$ (732)	$ 5,142	$ 13,877	12,235
Advertising expense							$ 936	$ 420
Unit Purchase Options [Member]
Cash payments for expenses amount	$ 500,100
Number of underlying warrants and options exercised							803,468
Shares issued during period, options and underlying warrants exercised							592,656
Private Placement [Member]
Contingent effect of unit purchase options to purchase units							9,200,000
IPO [Member]
Warrant issued							4,200,000
Insider Warrants [Member]
Warrant issued							4,800,000
Working Capital Warrants [Member]
Warrant issued							200,000